Employee Benefit Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans Details
Shares allocated to participants	5,355	5,355	5,355
Shares unallocated
Total shares of ChoiceOne stock held by ESOP	5,355	5,355	5,355
Fair value of allocated shares, subject to repurchase obligation, recorded in other liabilities	$ 91	$ 77	$ 65